CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income for the year	$ 54,375	$ 46,459	$ 9,644
Other comprehensive income (loss) ("OCI") (Note 13) related to:
Unrealized gain (loss) from cash flow hedges	(489)	863	114
Less: reclassification adjustment for net gain (loss) included in net income (loss)	189	(701)	(50)
Other comprehensive income (loss)	(300)	162	64
Total comprehensive income for the year	$ 54,075	$ 46,621	$ 9,708